Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.2405
Ordinary shares, shares authorized	479,000,000	479,000,000	479,000,000
Ordinary shares, shares issued	146,741,306	146,741,306	2,500,100
Ordinary shares, shares outstanding	146,741,306	146,741,306	2,500,100
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding